Derivative Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments [Abstract]
Derivative Instruments

Note 5. Derivative Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses on derivatives instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in other comprehensive income and reclassified into statement of comprehensive income (loss) in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll and benefit payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured at fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income and reclassified as Cost of revenues and Operating expenses, at the time that the hedged income/expense is recorded.

	Net Notional amount		Fair value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	$18,322	$35,433	$1,134	$1,461
Forward contracts to hedge payroll
expenses NIS	20,182	11,024	423	321
	$38,504	$46,457	$1,557	$1,782

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of June 30, 2026, the Company expects to reclassify all of its unrealized gains and losses from other comprehensive income to earnings during the next twelve months. The fair value of the Company's outstanding derivative instruments on June 30, 2026 and December 31, 2025 is summarized below:

		Fair value of derivative instruments
		June 30,	December 31,
		2026	2025
	Balance Sheet line item	(Unaudited)
Derivative assets and liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,169	$1,704
Foreign exchange forward contracts	Prepaid expenses and other current assets	512	321
Foreign exchange option contracts	Other account payable	(36)	(243)
Foreign exchange forward contracts	Other account payable	$(88)	$—

The effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the six months ended June 30, 2026 and 2025, is summarized below:

	Amount of gain recognized in other comprehensive income on derivative, net of tax
	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$733	$727
Option contracts	2,000	2,130
	$2,733	$2,857

Derivatives in foreign exchange cash flow hedging relationships for the six months ended June 30, 2026 and 2025, is summarized below:

		Amount reclassified from other comprehensive income into income (expenses), net of tax
		Six months ended June 30,
		2026	2025
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll	Cost of revenues and operating expenses	$(2,254)	$(614)
Forward contracts to hedge payroll	Cost of revenues and operating expenses	(642)	(86)
		$(2,896)	$(700)